SUPPLEMENT TO THE

FIDELITY® ADVISOR ASSET ALLOCATION FUND, FIDELITY ADVISOR BALANCED FUND,
FIDELITY ADVISOR DIVIDEND GROWTH FUND, FIDELITY ADVISOR DYNAMIC CAPITAL APPRECIATION FUND, FIDELITY ADVISOR EQUITY GROWTH FUND, FIDELITY ADVISOR EQUITY INCOME FUND, FIDELITY ADVISOR FIFTY FUND, FIDELITY ADVISOR GROWTH & INCOME FUND, FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND, FIDELITY ADVISOR LARGE CAP FUND, FIDELITY ADVISOR MID CAP FUND, FIDELITY ADVISOR SMALL CAP FUND, FIDELITY ADVISOR TECHNOQUANTSM GROWTH FUND, AND FIDELITY ADVISOR VALUE STRATEGIES FUND

Class A, Class T, Class B, Class C, Institutional Class, and Initial Class

January 29, 2001

STATEMENT OF ADDITIONAL INFORMATION

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information supplements the information found on the cover.

As of August 14, 2001, the information contained in this SAI for Class A, Class T, and Class B of Advisor Value Strategies will no longer be effective and will be superceded by the SAI, dated August 14, 2001, for Class A, Class T, Class B, and Class C of Advisor Value Strategies. To obtain a free copy of the SAI, dated August 14, 2001, for Class A, Class T, Class B, and Class C of Advisor Value Strategies, please call Fidelity at 1-888-622-3175.

The following information supplements the information found under the heading "Investment Limitations of Advisor Balanced Fund" in the "Investment Policies and Limitations" section beginning on page 3.

For purposes of limitation (5), with respect to the fund's investments in Fidelity Ultra-Short Central Fund, FMR treats the issuers of the underlying securities owned by Fidelity Ultra-Short Central Fund as the issuer of Fidelity Ultra-Short Central Fund.

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 18.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are money market or short-term bond funds managed by FMR or its affiliates. The money market central funds seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The money market central funds comply with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of their investments. The short-term bond central funds seek to obtain a high level of current income consistent with preservation of capital.

The following information supplements the information found in the "Performance" section beginning on page 34.

The funds may show Returns After Taxes on Distributions and Returns After Taxes on Distributions and Sale of Fund Shares as provided by, or determined under methodology attributable to, Morningstar, Inc.

The Returns After Taxes on Distributions calculation assumes (i) that taxes are paid on distributions at the time of the distribution, (ii) that shares were held for the entire measurement period, and (iii) that no taxes have been paid on accumulated capital appreciation. The Returns After Taxes on Distributions do not include the effect of Class A's and Class T's maximum front-end sales charge of 5.75% and 3.50%, respectively, or the effect of Class B's and Class C's maximum CDSC of 5.00% and 1.00%, respectively.

The Returns After Taxes on Distributions and Sale of Fund Shares calculation assumes (i) that taxes are paid on distributions at the time of the distribution and (ii) that shares have been sold at the end of the measurement period. The Returns After Taxes on Distributions and Sale of Fund Shares include the effect of Class A's and Class T's maximum front-end sales charge of 5.75% and 3.50%, respectively, and the effect of Class B's and Class C's maximum CDSC of 5.00% and 1.00%, respectively.

The Returns After Taxes on Distributions and Returns After Taxes on Distributions and Sale of Fund Shares calculations assume the highest individual federal income and capital gains tax rates in effect at the time the distribution is paid. The applicable tax rate is applied to distributions as if they were paid in cash and the remainder of the distribution is assumed to be reinvested in shares of the fund. State and local taxes are not considered.

ACOM11B-01-04 July 24, 2001
1.739097.107

The Returns After Taxes on Distributions and Sale of Fund Shares calculation assumes the long-term capital gains tax rate on accumulated capital appreciation for all periods. If there would have been a capital loss on liquidation, the loss is recorded as a tax benefit, increasing the Returns After Taxes on Distributions and Sale of Fund Shares.

After-tax returns are based on past results and are not an indication of future performance. Actual after-tax returns will differ depending on your individual circumstances.

Before and after tax returns, prior to the commencement of operations for a class of a fund, reflect those of another class of the same fund which may have a lower or higher 12b-1 fee. If returns prior to commencement of operations reflected the original class's 12b-1 fee, before and after tax returns may be lower or higher.

The following information replaces similar information found under the heading "Class A Shares Only" in the "Additional Purchase, Exchange and Redemption Information" section beginning on page 75.

1. to shares purchased for an employee benefit plan (as defined in the Employee Retirement Income Security Act) (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

The following information supplements the information found under the heading "Class A Shares Only" in the "Additional Purchase, Exchange and Redemption Information" section beginning on page 75.

11. to shares purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information found under the heading "Class T Shares Only" in the "Additional Purchase, Exchange and Redemption Information" section on page 76.

5. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. to shares purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Class T Shares Only" in the "Additional Purchase, Exchange and Redemption Information" section on page 76 will no longer be applicable.

8. to shares purchased with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end or CDSC;

The following information supplements the information found under the heading "Class T Shares Only" in the "Additional Purchase, Exchange and Redemption Information" section beginning on page 76.

15. to shares purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information supplements the information found under the heading "Institutional Class Shares Only" in the "Additional Purchase, Exchange and Redemption Information" section on page 77.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC.

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces the "Special Purchase Shares" information found in the "Additional Purchase, Exchange and Redemption Information" section beginning on page 77.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this SAI as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

For all funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or (iii) Class T shares in amounts of $1 million or more, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

Except as provided below, investment professionals may be eligible for a finder's fee at the rate of 0.25% of the purchase amount on the following purchases of Class A shares of all funds made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) over $25 million; a load waived trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) over $1 million; a trade for an investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million "Letter of Intent"; and an incremental load waived trade toward an investor's $1 million "Letter of Intent."

Except as provided below, investment professionals may be eligible for a finder's fee at the rate of 0.25% of the purchase amount on the following purchases of Class T shares of all funds made through broker-dealers and banks: an individual trade of $1 million or more; a trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."

For the purpose of determining the availability of Class A or Class T finder's fees, purchases of Class A or Class T shares made (i) with the proceeds from the redemption of shares of any Fidelity fund or (ii) by the Fidelity Investments Charitable Gift Fund, will not be considered.

The CDSC will be assessed on Special Purchase Shares if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, for a period of at least one uninterrupted year. Shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC.

To determine the applicability of the CDSC, Class A, Class T, or Daily Money Class shares representing reinvested dividends and capital gains will be redeemed first, followed by Special Purchase Shares that have been held for the longest period of time. Special Purchase Shares held for less than one year will be redeemed last.

Investment professionals must notify FDC in advance of a purchase eligible for a finder's fee, and may be required to enter into an agreement with FDC in order to receive the finder's fee.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPS and plans covering a sole proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans).

A waiver form must accompany these transactions.

Effective April 1, 2001, Mr. Maloney was appointed Assistant Treasurer. The following information supplements the similar information in the "Trustees and Officers" section beginning on page 80.

PAUL F. MALONEY (51) is Assistant Treasurer of Advisor Asset Allocation, Advisor Balanced, Advisor Dividend Growth, Advisor Dynamic Capital Appreciation, Advisor Equity Growth, Advisor Equity Income, Advisor Fifty, Advisor Growth & Income, Advisor Growth Opportunities, Advisor Large Cap, Advisor Mid Cap, Advisor Small Cap, Advisor Technoquant Growth, and Advisor Value Strategies. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

The following information supplements the information found in the "Transfer and Service Agent Agreements" section beginning on page 105.

In addition, FIIOC receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified state tuition program (QSTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate, according to the percentage of the QSTP's assets that is invested in a fund.